Prepaid Expenses and Other Current Assets (Schedule Of Prepaid Expenses And Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Income taxes on intercompany profit	$ 12,507	$ 17,998
Insurance	2,924	2,661
Dividend funding	0	8,529
Marketable securities - Innospec Inc. settlement	0	5,208
Other	2,754	2,587
Prepaid expenses and other current assets	$ 18,185	$ 36,983